Document And Entity Information	Nov. 10, 2026
Document Information Line Items
Entity Central Index Key	0001530249
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	FS BANCORP, INC
Entity Incorporation, State or Country Code	WA
Entity File Number	001-35589
Entity Tax Identification Number	45-4585178
Entity Address, Address Line One	6920 220th Street SW
Entity Address, City or Town	Mountlake Terrace
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98043
City Area Code	425
Local Phone Number	771-5299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share FSBW The NASDAQ Stock Market LLC
Trading Symbol	FSBW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false